Fair Value Measurement and Fair Value of Financial Instruments - Estimated Fair Values and Related Carrying Values of Financial Instruments (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest rate swap agreements
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative, carrying value	$ 87	$ 1,163	$ 3,888
Fair value	87	1,163	3,888
4.375% Senior Notes, due 2023
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Carry value	248,759	248,567	248,310
Fair value	$ 254,408	$ 262,033	260,265
Stated interest rate (as a percent)	4.375%	4.375%
3.45% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Carry value	$ 748,225	$ 747,655	747,474
Fair value	$ 687,698	$ 741,113	$ 719,273
Stated interest rate (as a percent)	3.45%	3.45%
Floating Rate Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Carry value	$ 496,495	$ 0
Fair value	501,065	0
Senior Notes due 2024
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Carry value	742,616	0
Fair value	$ 745,350	0
Stated interest rate (as a percent)	4.15%
Senior Notes due 2028
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Carry value	$ 1,239,417	0
Fair value	$ 1,232,300	$ 0
Stated interest rate (as a percent)	4.70%